UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     May 13, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $3,230,325 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   154329  3678888 SH       DEFINED 01            2061088        0  1617800
AUTOZONE INC                   COM              053332102   157055   907359 SH       DEFINED 01             516003        0   391356
BANK OF AMERICA CORPORATION    COM              060505104   153374  8592391 SH       DEFINED 01            4923491        0  3668900
BANK OF NEW YORK MELLON CORP   COM              064058100   170927  5535189 SH       DEFINED 01            3147139        0  2388050
BAXTER INTL INC                COM              071813109   146730  2521140 SH       DEFINED 01            1431540        0  1089600
BMC SOFTWARE INC               COM              055921100   118778  3125743 SH       DEFINED 01            1776043        0  1349700
CA INC                         COM              12673P105   118459  5047258 SH       DEFINED 01            2894958        0  2152300
CISCO SYS INC                  COM              17275R102   168746  6482749 SH       DEFINED 01            3654700        0  2828049
COVIDIEN PLC                   SHS              G2554F105   105281  2093900 SH       DEFINED 01            1199100        0   894800
CVS CAREMARK CORPORATION       COM              126650100   160022  4376962 SH       DEFINED 01            2434234        0  1942728
FIDELITY NATL INFORMATION SV   COM              31620M106   156461  6674962 SH       DEFINED 01            3846709        0  2828253
FISERV INC                     COM              337738108   158312  3118832 SH       DEFINED 01            1796729        0  1322103
HEWLETT PACKARD CO             COM              428236103   157718  2967414 SH       DEFINED 01            1694914        0  1272500
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   150176  1638936 SH       DEFINED 01             931486        0   707450
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   159302  2104106 SH       DEFINED 01            1207106        0   897000
NALCO HOLDING COMPANY          COM              62985Q101    76056  3126024 SH       DEFINED 01            1789981        0  1336043
ORACLE CORP                    COM              68389X105   158533  6166219 SH       DEFINED 01            3538889        0  2627330
PFIZER INC                     COM              717081103   146496  8542065 SH       DEFINED 01            4843165        0  3698900
THERMO FISHER SCIENTIFIC INC   COM              883556102   156427  3040967 SH       DEFINED 01            1672377        0  1368590
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106   165180  6010921 SH       DEFINED 01            3426221        0  2584700
XEROX CORP                     COM              984121103   129110 13242079 SH       DEFINED 01            7433647        0  5808432
YUM BRANDS INC                 COM              988498101   162853  4248696 SH       DEFINED 01            2377996        0  1870700